Average Annual Total Returns{- Fidelity Series International Credit Fund} - 12.31 Fidelity Series International Credit Fund PRO-06 - Fidelity Series International Credit Fund	Fidelity Series International Credit Fund Return Before Taxes Past 1 year	Fidelity Series International Credit Fund Return Before Taxes Since Inception		Fidelity Series International Credit Fund After Taxes on Distributions Past 1 year	Fidelity Series International Credit Fund After Taxes on Distributions Since Inception		Fidelity Series International Credit Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Credit Fund After Taxes on Distributions and Sales Since Inception		LB427 Past 1 year	LB427 Since Inception
Total	8.33%	6.55%	[1]	5.74%	4.31%	[1]	5.12%	4.08%	[1]	6.44%	5.50%	[1]

[1]	(a)From July 25, 2017